Valuation of debt and equity investments and certain liabilities - Investments at fair value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	$ 1,627	$ 1,416
Short-term Investments	2,202	2,549
Long-term Investments	216	215
Proceeds from sales, redemptions and maturities of short-term available-for-sale securities	4,249	2,198	3,555
Aggregate maturities of investments in money market funds and other debt securities classified as available for sale [Abstract]
One year or less	3,472
One to three years	140
Other-than-temporary declines and impairments in investments recognized in other income and expense	5	7	2
Portion at Fair Value Measurement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	1,410	1,194
Short-term Investments	2,202	2,549
Long-term Investments	179	159
Portion at Fair Value Measurement | Available-for-sale Securities | Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	500	211
Short-term Investments	0	0
Long-term Investments	0	0
Portion at Fair Value Measurement | Available-for-sale Securities | Corporate obligations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	123	188
Short-term Investments	217	325
Long-term Investments	0	0
Portion at Fair Value Measurement | Available-for-sale Securities | U.S. Government agency and Treasury securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	787	795
Short-term Investments	1,985	2,224
Long-term Investments	0	0
Portion at Fair Value Measurement | Trading Securities | Mutual funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	179	159
Portion at Other than Fair Value Measurement | Equity-method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	24	34
Portion at Other than Fair Value Measurement | Cost-method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term Investments	13	22
Portion at Other than Fair Value Measurement | Cash on hand
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	217	222
Short-term Investments	0	0
Long-term Investments	$ 0	$ 0